UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY REAL RETURN STRATEGY FUND

FORM N-Q

JUNE 30, 2005

Smith Barney Real Return Strategy Fund

Schedule of Investments (unaudited)

June 30, 2005

Shares	Security	Value
COMMON STOCK — 74.3%
ENERGY — 30.7%
Energy Equipment & Services — 1.5%
3,420	Halliburton Co.	$163,544
1,355	Schlumberger Ltd.	102,899

		266,443

Oil, Gas & Consumable Fuels — 29.2%
64,675	BP PLC	673,647
7,641	Chevron Corp.	427,285
2,072	ConocoPhillips	119,119
4,670	EnCana Corp.	184,885
10,604	Eni SpA	273,391
17,233	ExxonMobil Corp.	990,381
1,097	Gazprom, Registered Shares, Sponsored ADR	39,492
2,914	Kerr-McGee Corp.	222,367
31,000	Nippon Mining Holdings, Inc.	175,809
1,897	Norsk Hydro ASA	174,031
18,088	Origin Energy Ltd.	104,841
5,061	Petroleo Brasileiro SA, ADR	233,009
5,985	Royal Dutch Petroleum Co.	391,011
9,201	Saipem SpA	124,009
12,443	Santos Ltd.	107,282
6,502	Statoil ASA	132,720
1,936	Total SA	455,103
2,773	Unocal Corp.	180,384
6,088	Williams Cos., Inc.	115,672

		5,124,438

	TOTAL ENERGY	5,390,881

EXCHANGE TRADED FUNDS — 2.6%
ENERGY — 0.7%
2,690	Energy Select Sector SPDR Fund	119,624

MATERIALS — 1.9%
7,250	iShares Dow Jones U.S. Basic Materials Sector Index Fund	336,183

	TOTAL EXCHANGE TRADED FUNDS	455,807

MATERIALS — 15.9%
Metals & Mining — 15.9%
324	Aber Diamond Corp.	9,913
364	Acerinox SA	4,963
663	Agnico-Eagle Mines Ltd.	8,292
2,613	Alcan, Inc.	78,409
6,197	Alcoa, Inc.	161,928
8,326	Alumina Ltd.	35,322
10,200	Anglo American PLC	239,364
3,344	Arcelor	65,622
3,320	Barrick Gold Corp.	82,885
24,520	BHP Billiton Ltd.	338,963
17,643	BHP Billiton PLC	225,202
6,626	BlueScope Steel Ltd.	41,534
26,304	Corus Group PLC *	19,806
576	Dofasco, Inc.	18,140
2,000	Dowa Mining Co., Ltd.	13,344
1,168	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	43,730
792	Glamis Gold Ltd. *	13,556
2,875	Goldcorp, Inc.	45,716
4,060	Iluka Resources Ltd.	23,285
1,440	Inco Ltd.	54,219
3,000	JFE Holdings, Inc.	74,114
3,063	Kinross Gold Corp. *	18,742
17,000	Kobe Steel Ltd.	32,035

See Notes to Schedule of Investments.

Smith Barney Real Return Strategy Fund

Schedule of Investments (unaudited) (continued)

June 30, 2005

Shares	Security	Value
Metals & Mining — 15.9% (continued)
967	Meridian Gold, Inc. *	$17,357
4,000	Mitsubishi Materials Corp.	9,449
4,000	Mitsui Mining & Smelting Co., Ltd.	18,790
2,377	Newcrest Mining Ltd.	31,465
3,022	Newmont Mining Corp.	117,949
3,000	Nippon Light Metal Co., Ltd.	7,114
44,000	Nippon Steel Corp.	102,353
5,000	Nisshin Steel Co., Ltd.	12,578
1,219	Noranda, Inc.	20,905
982	Novelis, Inc.	24,892
1,152	Nucor Corp.	52,554
6,614	OneSteel Ltd.	13,350
992	Outokumpu OYJ	12,782
644	Phelps Dodge Corp.	59,570
3,103	Placer Dome, Inc.	47,468
1,482	Rautaruukki OYJ	22,144
1,799	Rio Tinto Ltd.	61,413
7,144	Rio Tinto PLC	218,751
462	SSAB Svenskt Stal AB, Class A Shares	10,656
800	SSAB Svenskt Stal AB, Class B Shares	17,631
23,000	Sumitomo Metal Industries Ltd.	39,401
5,000	Sumitomo Metal Mining Co., Ltd.	34,307
1,341	Teck Cominco Ltd., Class B Shares	45,229
2,561	ThyssenKrupp AG	44,586
859	United States Steel Corp.	29,524
200	Voestalpine AG	14,010
10,530	WMC Resources Ltd.	62,958

	TOTAL MATERIALS	2,798,270

REITs — 25.1%
Apartments — 4.2%
896	Amli Residential Properties Trust	28,009
2,172	Apartment Investment and Management Co., Class A Shares	88,878
3,982	Archstone-Smith Trust	153,785
964	Avalonbay Communities, Inc.	77,891
853	BRE Properties, Inc., Class A Shares	35,698
1,307	Camden Property Trust	70,251
4,266	Equity Residential	157,074
113	Essex Property Trust, Inc.	9,386
944	Gables Residential Trust	40,809
1,060	Home Properties, Inc.	45,601
49	Post Properties, Inc.	1,770
1,417	United Dominion Realty Trust, Inc.	34,079

		743,231

Diversified — 1.7%
1,206	Colonial Properties Trust	53,064
2,783	Crescent Real Estate Equities Co.	52,181
487	Investors Real Estate Trust	4,704
226	Lexington Corporate Properties Trust	5,494
2,875	Spirit Finance Corp.	33,781
1,849	Vornado Realty Trust	148,660

		297,884

Health Care — 1.3%
1,459	Health Care Property Investors, Inc.	39,451
942	Health Care REIT, Inc.	35,504
1,380	Healthcare Realty Trust, Inc.	53,282
205	Nationwide Health Properties, Inc.	4,840
1,957	Senior Housing Properties Trust	37,007
219	Universal Health Realty Income Trust	8,346
1,945	Ventas, Inc.	58,739

		237,169

See Notes to Schedule of Investments.

Smith Barney Real Return Strategy Fund

Schedule of Investments (unaudited) (continued)

June 30, 2005

Shares	Security	Value
Industrial — 1.6%
912	AMB Property Corp.	$39,608
1,817	Catellus Development Corp.	59,597
319	CenterPoint Properties Trust	13,494
1,263	First Industrial Realty Trust, Inc.	50,394
2,933	ProLogis	118,024

		281,117

Industrial/Office - Mixed — 1.0%
1,217	Bedford Property Investors, Inc.	28,015
1,757	Duke Realty Corp.	55,627
1,949	Liberty Property Trust	86,360
1	PS Business Parks, Inc.	45

		170,047

Lodging/Resorts — 1.3%
814	FelCor Lodging Trust, Inc. *	11,787
501	Highland Hospitality Corp.	5,235
1,640	Hospitality Properties Trust	72,275
4,390	Host Marriott Corp.	76,825
4,070	MeriStar Hospitality Corp. *	35,002
1,597	Strategic Hotel Capital, Inc.	28,746

		229,870

Manufactured Homes — 0.3%
1,817	Affordable Residential Communities, Inc.	24,257
664	Sun Communities, Inc.	24,694

		48,951

Office — 5.3%
86	Alexandria Real Estate Equities, Inc.	6,317
3,611	American Financial Realty Trust	55,537
520	Arden Realty Group, Inc.	18,710
1,450	BioMed Realty Trust, Inc.	34,583
1,861	Boston Properties, Inc.	130,270
1,622	Brandywine Realty Trust	49,714
328	CarrAmerica Realty Corp.	11,867
234	Corporate Office Properties Trust	6,891
914	CRT Properties, Inc.	24,952
6,196	Equity Office Properties Trust	205,088
1,656	Glenborough Realty Trust, Inc.	34,097
1,545	Highwoods Properties, Inc.	45,979
4,983	HRPT Properties Trust	61,939
168	Kilroy Realty Corp.	7,978
1,503	Mack-Cali Realty Corp.	68,086
684	Parkway Properties, Inc.	34,207
778	Prentiss Properties Trust	28,350
694	Reckson Associates Realty Corp.	23,284
1,037	SL Green Realty Corp.	66,886
631	Trizec Properties, Inc.	12,980

		927,715

Regional Malls — 3.1%
1,544	CBL & Associates Properties, Inc.	66,500
3,251	General Growth Properties, Inc.	133,584
686	Macerich Co.	45,996
570	Mills Corp.	34,650
537	Pennsylvania Real Estate Investment Trust	25,508
3,259	Simon Property Group, Inc.	236,245
179	Taubman Centers, Inc.	6,102

		548,585

See Notes to Schedule of Investments.

Smith Barney Real Return Strategy Fund

Schedule of Investments (unaudited) (continued)

June 30, 2005

Shares	Security	Value
Retail - Free Standing — 0.9%
1,942	Commercial Net Lease Realty, Inc.	$39,753
1,085	Getty Realty Corp.	30,054
2,246	Realty Income Corp.	56,240
1,728	Trustreet Properties, Inc.	28,702

		154,749

Self Storage — 0.7%
1,084	Public Storage, Inc.	68,563
318	Shurgard Storage Centers, Inc., Class A Shares	14,615
756	Sovran Self Storage, Inc.	34,368

		117,546

Shopping Centers — 3.2%
2,244	Developers Diversified Realty Corp.	103,134
1,518	Equity One, Inc.	34,459
514	Federal Realty Investment Trust	30,326
1,018	Heritage Property Investment Trust	35,650
2,387	Inland Real Estate Corp.	38,383
1,646	Kimco Realty Corp.	96,966
2,534	New Plan Excel Realty Trust, Inc.	68,849
364	Pan Pacific Retail Properties, Inc.	24,162
1,070	Ramco-Gershenson Properties Trust	31,330
540	Regency Centers Corp.	30,888
1,607	Urstadt Biddle Properties, Class A Shares	27,833
869	Weingarten Realty Investors	34,082

		556,062

Specialty — 0.5%
1,258	Capital Automotive Real Estate Investment Trust	48,018
812	Entertainment Properties Trust	37,352

		85,370

	TOTAL REITs	4,398,296

	TOTAL COMMON STOCK (Cost — $12,187,950)	13,043,254

Face Amount	Rating‡
CORPORATE BONDS & NOTES — 0.4%
Diversified Financial Services — 0.4%
$60,000	A	Lehman Brothers Holdings, Inc., Medium-Term Notes, Series G, 4.420% due 9/28/07 (a) (Cost — $59,839)	59,756

U.S. TREASURY INFLATION PROTECTED SECURITIES — 23.0%
1,558,547		U.S. Treasury Bonds, Inflation Indexed, 2.375% due 1/15/25	1,706,548
		U.S. Treasury Notes, Inflation Indexed:
337,198		3.625% due 1/15/08	356,917
1,304,952		3.875% due 1/15/09	1,420,308
312,225		4.250% due 1/15/10	351,449
203,782		1.625% due 1/15/15	203,105

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $4,012,703)	4,038,327

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $16,260,492)	17,141,337

See Notes to Schedule of Investments.

Smith Barney Real Return Strategy Fund

Schedule of Investments (unaudited) (continued)

June 30, 2005

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreements — 0.9%
$62,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America, 3.350% due 7/1/05, Proceeds at maturity- $62,006; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value- $63,240)	$62,000
102,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05, Proceeds at maturity- $102,007; (Fully collateralized by U.S. Treasury Bonds, 8.125% due 8/15/19; Market value- $108,339)	102,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $164,000)	164,000

	TOTAL INVESTMENTS — 98.6% (Cost — $16,424,492#)	17,305,337
	Other Assets in Excess of Liabilities — 1.4%	245,796

	TOTAL NET ASSETS — 100.0%	$17,551,133

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

#	Aggregate cost for Federal income tax purposes is substantially the same.

See page 6 for definitions of ratings.

Abbreviations used in this schedule:

ADR - American Depositary Receipt
SPDR - Standard & Poor’s Depositary Receipts

Smith Barney Real Return Strategy Fund

Summary of Investments by Country *

United States	68.2%
United Kingdom	7.9
Australia	4.7
Canada	3.9
Japan	3.0
France	2.6
Italy	2.3
The Netherlands	2.3
Other	5.1%

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2005 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC
and CC

—Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Real Return Strategy Fund (“Fund”), a separate investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Other Risks. The Fund primarily invests in the energy, real estate and metals and mining sectors, as well as inflation protected securities. Therefore, the Fund is subject to additional concentrations of credit and market risks associated with these industry segments, such as fluctuating prices and supplies of oil and other energy fuels, fluctuating property values, interest and mortgage related risks, price volatility caused by global economic, financial and political factors, resource availability and government regulation.

Additionally, the Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currency and may require settlement in foreign currencies and pay interest and dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,187,141
Gross unrealized depreciation	(306,296)

Net unrealized appreciation	$880,845

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 26, 2005